CONSTRUCTION IN PROGRESS	12 Months Ended
Dec. 31, 2021
CONSTRUCTION IN PROGRESS
CONSTRUCTION IN PROGRESS

19.   CONSTRUCTION IN PROGRESS

	2020	2021
	RMB	RMB

Balance as at January 1	176,119	125,525
Additions	131,099	159,729
Dry hole costs written off	(5,928)	(7,702)
Transferred to property, plant and equipment	(141,606)	(111,026)
Reclassification to other long-term assets	(11,464)	(10,302)
Impairment losses for the year	(844)	(144)
Disposals and others	(21,798)	(107)
Exchange adjustments	(53)	(34)
Balance as at December 31	125,525	155,939

Net changes in capitalized cost of exploratory wells included in the Group’s construction in progress in the E&P segment are analyzed as follows:

	2019	2020	2021
	RMB	RMB	RMB

At beginning of year	7,296	8,961	11,129
Additions, pending the determination of proved reserves	8,528	10,779	12,666
Transferred to oil and gas properties based on the determination of proved reserves	(2,822)	(3,687)	(6,208)
Dry hole costs written off	(4,041)	(4,924)	(5,332)
At end of year	8,961	11,129	12,255

The above disclosure did not include amounts that were capitalized and subsequently expensed in the same year.

Aging of capitalized exploratory well costs based on the date the drilling was completed are analyzed as follows:

	December 31,
	2019	2020	2021
	RMB	RMB	RMB

One year or less	7,794	10,586	11,168
Over one year	1,167	543	1,087
	8,961	11,129	12,255

Capitalized exploratory wells costs aged over one year are related to wells for which the drilling results are being further evaluated or the development plans are being formulated.

The geological and geophysical costs paid during the years ended December 31, 2019, 2020 and 2021 amounted to RMB 4,024, RMB 3,166 and RMB 4,174, respectively.